SEMIANNUAL REPORT
NOVEMBER 30, 2001

PRUDENTIAL
NATURAL RESOURCES FUND, INC.

FUND TYPE
Sector stock

OBJECTIVE
Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                        PRUDENTIAL (LOGO)

Prudential Natural Resources Fund, Inc.

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Natural Resources Fund (the
Fund) seeks long-term growth of capital by investing primarily in equity-related securities of domestic and foreign companies that own, explore, mine, process, or otherwise develop natural resources, or provide goods and services with respect to natural resources, and in asset-based securities, the terms of which are related to the market value of an underlying asset such as a natural resource. These resources include precious metals; ferrous and nonferrous metals; strategic metals;
hydrocarbons such as oil, natural gas, and coal; and timber, land, undeveloped real property, and agricultural commodities. The
Fund may be affected to a greater extent by any single economic, political, or regulatory development than a mutual fund that does not focus its investments on specific economic sectors. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

    Sectors expressed as a percentage of
    net assets as of 11/30/01
        51.5%    Energy
        44.1     Materials
         3.1     Financials
         0.5     Industrials
         0.8     Cash & Equivalents

Ten Largest Holdings

    Expressed as a percentage of
    net assets as of 11/30/01
    7.5%    Impala Platinum Holdings, Ltd.
            Platinum & Palladium
    6.2     Anglo American Platinum Corp. Ltd.
            Platinum & Palladium
    5.1     BJ Services Co.
            Oil & Gas Equipment & Services
    5.0     Western Gas Resources, Inc.
            Gas Pipelines
    4.1     Stillwater Mining Co.
            Platinum & Palladium
    3.8     Smith International, Inc.
            Oil & Gas Equipment & Services
    3.3     Newfield Exploration Co.
            Oil & Gas Exploration & Production
    2.5     Apex Silver Mines Ltd.
            Silver
    2.5     Suncor Energy, Inc.
            Oil & Gas Exploration & Production
    2.4     Weatherford International, Inc.
            Oil & Gas Equipment & Services

Holdings are subject to change.

                                        www.PruFN.com    (800) 225-1852

Semiannual Report    November 30, 2001

Cumulative Total Returns1                              As of 11/30/01

                          Six      One       Five       Ten      Since
                         Months    Year      Years     Years    Inception2
Class A                 -25.09%    -2.86%    10.40%    138.77%    107.31%
Class B                 -25.39     -3.58      6.37     121.41     114.64
Class C                 -25.39     -3.58      6.37      N/A        58.38
Class Z                 -25.00     -2.56     11.90      N/A        19.76
Lipper Natural
Resources Fund Avg.3    -21.21     -0.77     12.21     135.30       ***

Average Annual Total Returns1    As of 12/31/01

                    One       Five    Ten       Since
                   Year      Years    Years   Inception2
    Class A        -14.93%   2.91%    9.19%     6.65%
    Class B        -15.48    3.05     8.94      6.18
    Class C        -12.81    3.00     N/A       7.56
    Class Z        -10.20    4.26     N/A       5.28

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments LLC and
  Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class
  Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
  The cumulative and average annual total
  returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.
2 Inception dates: Class A, 1/22/90; Class
  B, 9/28/87; Class C, 8/1/94; and Class Z,
  9/16/96.
3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper Natural
  Resources Fund category. Funds in the Lipper
  Natural Resources Fund Average invest more than 65% of their equity commitment in natural resources stocks. These returns would be lower if they included the effect of sales charges.
***Lipper Since Inception returns are
   125.96% for Class A, 143.70% for Class B,
   77.15% for Class C, and 22.81% for Class Z, based on all funds in each share class.

PRUDENTIAL (LOGO)                        January 15, 2002

DEAR SHAREHOLDER,
During the Prudential Natural Resources
Fund's semiannual reporting period ended
November 30, 2001, stock market performance was down. Even so, the Fund's Class A shares, down 25.09% (28.84% to those paying the maximum one-time Class A share sales charge), considerably underperformed the global equity markets as measured by the Morgan Stanley Capital International (MSCI)
World Index. This underperformance was due to the economic recession, which hurt the Fund's major investment focuses--platinum and palladium, and oil and natural gas.

These resources had pullbacks from their substantial gains in the Fund's previous fiscal year. The same two focuses account for much of the Fund's very strong performance over the past three years, a 14.06% average annual gain that includes this period's loss. This year-to-year volatility demonstrates the need for a long-term time horizon for equity investing. The
Fund's management team thinks that both
themes can contribute to substantial growth over the next few years as well.

For more on the Fund's performance, please refer to the Investment Adviser's Report that follows.

Sincerely,



David R. Odenath, Jr., President
Prudential Natural Resources Fund, Inc.

Prudential Natural Resources Fund, Inc.

Semiannual Report    November 30, 2001

INVESTMENT ADVISER'S REPORT

A CORRECTION IN PLATINUM AND PALLADIUM
Three of the Fund's five largest holdings at the beginning of this reporting period were platinum group mines. Platinum and palladium are precious metals that are used for jewelry, automobile catalytic converters, and in the case of palladium, electronics and dental fillings.
They are chemically related and tend to
occur together in nature. Demand for
platinum jewelry keeps rising, and demand for both metals for automobile catalytic converters is also growing rapidly. However, as the yield from the ore of the world's largest mines is declining, demand is outstripping supply. There is a compelling investment case for these stocks.

As prices of both metals climbed rapidly in 2000, share prices also escalated. Then in 2001, investors began to fear that the slowing global economy would reduce car sales, particularly in Japan, thus diminishing demand for catalytic converters.
Moreover, the moribund Japanese economy
threatened to depress demand for platinum jewelry, which has been popular there. In this uncertain environment, the share prices of platinum and palladium stocks corrected.
They were driven down further, as were most stocks, by the events of September 11. Although platinum group stocks also shared in the fourth-quarter market bounce, Stillwater Mining,
Anglo American Platinum, and Impala Platinum
Holdings (see Comments on Largest Holdings for all three) were the three largest detractors from the Fund's return. Together, they accounted for more than a quarter of its decline. We expect the price recovery will continue because auto sales remained strong through the fall, and the U.S.
economy is expected to resume its growth in 2002.

The three firms mentioned above represent most of the world's supply of these metals outside Russia. Anglo American and Impala are in South Africa, which provides 70% of the world's platinum supply. Stillwater is the largest pure producer of palladium outside Russia. Consequently, we believe that they are irreplaceable stocks, and they remain among our largest holdings.

Prudential Natural Resources Fund, Inc.

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings  As of 11/30/01

7.5%  Impala Platinum Holdings, Ltd./Platinum & Palladium
      Impala operates a platinum mine in South
      Africa that is the world's second largest.
      Reserves are large, and drilling costs are low. For its fiscal year ended June 2001, earnings were 108% higher than the year
      2000, and that year's earnings were 83%
      higher than the prior year.
6.2   Anglo American Platinum Corp. Ltd./Platinum & Palladium
      Anglo American operates many mines in South
      Africa. We believe it has the greatest long-term potential of platinum and palladium companies because of its extensive assets.
      Its earnings in 2000 were up 160% from 1999.
5.1   BJ Services Co./Oil & Gas Equipment & Services
      BJ Services provides pressure pumping and cementing services, which are very sensitive to increases in drilling activity. BJ's earnings have been rising steadily and very rapidly since its June 1999 fiscal quarter, and continued to rise through 2001.
5.0   Western Gas Resources, Inc./Gas Pipelines
      Western Gas is one of the largest producers of gas in the Powder River Basin. It is one of the last great, unexploited gas reserve basins in the United States. Gas production will grow significantly in the next several years.
4.1   Stillwater Mining Co./Platinum & Palladium
      Stillwater's Montana mines are the only
      significant palladium and platinum source outside the Republic of South Africa and Russia. Palladium is primarily used in automobile catalytic converters, and new supplies have not kept up with the world's demand.

      Holdings are subject to change.

                                  www.PruFN.com     (800) 225-1852

Semiannual Report    November 30, 2001


A DROP IN ENERGY DEMAND
We think companies that produce, transport, and service the natural gas industry are strong long-term investments because consumption is rising and current reserves are being depleted. However, the rapid spike in gas prices in 2000 significantly curtailed demand. Some utility operators reacted by switching fuel from natural gas to oil, contributing to a 5% reduction in U.S. demand. Although the increase in supply was slight, inventories built up, and the price of natural gas fell. This hurt our natural gas stocks, with Western Gas
Resources (see Comments on Largest Holdings) and Devon Energy having the largest impact on the Fund's return.

Falling natural gas prices hurt our
portfolio in another way as well. There is a surprisingly close correlation between the price of natural gas in the United States and the price of stocks known as "oil services" stocks. "Oil services" really means "well-drilling services."
Approximately 25% of total "upstream"
capital spending (oil and gas discovery, development, and production) is related to North American natural gas. When gas prices drop, drilling plans are curtailed as companies try to conserve cash. The graph on the following page illustrates the close correlation between the Amex Natural Gas
Index and the S&P Oil-Well Equipment &
Services Index over our reporting period.

Our oil services holdings--including Smith
International, Maverick Tube (which makes
the specialized steel tubing used to
surround well bores during drilling),
Weatherford International, and Cooper
Cameron--had the largest negative impact on
the Fund's return of stocks in this group.
We expect drilling to resume. Natural gas
prices should rebound in 2002, as reduced
drilling activity curtails supply. What's
more, the long-term outlook for energy,
including oil, is very good. The
International Energy Agency forecasts that
despite the increasing difficulty of
locating and raising new sources, global oil
production must rise from less than 80
million barrels a day today to about 115
million barrels a day by 2020 in order to
meet expected demand.
                                        5

Prudential Natural Resources Fund, Inc.

Semiannual Report    November 30, 2001

Oil Services Stocks Follow Gas Prices

               (GRAPH)

Source: Prudential Investments and Bloomberg
L.P. The Standard & Poor's Oil-Well
Equipment & Services Index comprises the oil services stocks in the S&P 500 Index. The
AMEX Natural Gas Index is an equal-dollar-weighted index designed to measure the performance of highly capitalized companies in the natural gas industry primarily involved in natural gas exploration and production, natural gas transmission, or natural gas distribution. Past performance is not indicative of future results.
Investors cannot invest directly in an
index.

Although oil and gas prices are low today, we expect them to rise in 2002. Therefore, energy stocks make up a large proportion of the Fund. We are comfortable with the very low prices we are paying for our oil services stocks. They are a group that usually reacts very quickly to changes in the balance of supply and demand, so they may rise sharply as economic activity accelerates.

UNCERTAINTY HELPS GOLD STOCKS
We have long felt that the price of gold
stocks remained low because sales and loans
of gold by many countries' central banks
obscured the favorable supply and demand
fundamentals. In times of global
uncertainty, however, the demand for gold
usually increases dramatically. After the
terrorist attacks of September 11, gold
stocks responded with substantial gains. Our
                                www.PruFN.com    (800) 225-1852

gold-related holdings--Repadre Capital,
Meridian Gold, Goldcorp, Agnico Eagle Mines, and Harmony Gold Mining--provided a positive lift to the Fund's return.

LOOKING AHEAD
We will continue to focus on natural gas.
There are indications that future supplies of North American natural gas are limited.
New wells are tapping smaller fields that produce less gas. On the demand side, however, an economic recovery in 2002 will increase the demand for natural gas for electricity generation. Most generation plants built in the past few years have been fueled by natural gas. Demand is likely to rise faster than plants can be converted to another fuel, thus raising the price of gas.

The world has benefited from improved
techniques for discovering and recovering fuel commodities during the technology boom.
This has led to an upward revision of total reserve estimates that masked the reduced productivity of new drilling. We think this upward estimate of reserves has run its course. The long-term shortage should become apparent with a positive impact on gas and drilling stocks.

Prudential Natural Resources Fund Management Team

SEMIANNUAL REPORT
NOVEMBER 30, 2001

PRUDENTIAL
NATURAL RESOURCES FUND, INC.



FINANCIAL STATEMENTS

       Prudential Natural Resources Fund, Inc.
             Portfolio of Investments as of November 30, 2001 (Unaudited)

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.6%
Common Stocks  97.3%
-------------------------------------------------------------------------------------
Aluminum  1.5%
    27,900   Century Aluminum Co.                                    $      348,750
   351,700   Kaiser Aluminum Corp.(a)                                       654,162
                                                                     --------------
                                                                          1,002,912
-------------------------------------------------------------------------------------
Coal  2.3%
    41,400   Massey Energy Co.                                              735,678
    33,100   Peabody Energy Corp.                                           877,481
                                                                     --------------
                                                                          1,613,159
-------------------------------------------------------------------------------------
Diversified Operations  1.1%
    11,100   FMC Corp.(a)                                                   594,405
   131,000   Ivanhoe Mines Ltd.(a)                                          177,542
   188,500   Tiomin Resources, Inc.(a)                                       10,795
                                                                     --------------
                                                                            782,742
-------------------------------------------------------------------------------------
Engineering & Construction  1.4%
    21,315   Bouygues Offshore SA                                           687,265
    59,700   Foster Wheeler Ltd.(a)                                         315,216
                                                                     --------------
                                                                          1,002,481
-------------------------------------------------------------------------------------
Financial Services  4.5%
    50,000   Globaly Corp.                                                  714,775
    47,000   Kobayashi Yoko Co., Ltd.                                       629,895
   127,000   Nihon Unicom Corp.                                             783,978
   379,675   Repadre Capital Corp.(a)                                       954,243
                                                                     --------------
                                                                          3,082,891
-------------------------------------------------------------------------------------
Forest Products & Paper  0.1%
   546,888   Fletcher Challenge Forests Ltd.(a)                              59,133
-------------------------------------------------------------------------------------
Gas Pipelines  5.0%
   114,300   Western Gas Resources, Inc.                                  3,415,284
-------------------------------------------------------------------------------------
Gold  10.2%
    63,500   Agnico-Eagle Mines Ltd.                                        607,675
    11,492   AngloGold Ltd. (Australian dollar)                             388,515

    See Notes to Financial Statements                                      9

    Prudential Natural Resources Fund, Inc.
         Portfolio of Investments as of November 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    17,276   AngloGold Ltd. (South African Rand)                     $      576,447
    96,800   Arizona Star Resource Corp.(a)                                  40,035
       465   Ashanti Goldfields Co., Ltd. (GDR)                               1,572
   363,400   Avgold Ltd.(a)                                                 166,152
    99,700   Black Hawk Mining, Inc.(a)                                       6,344
    26,300   Durban Roodepoort Deep Ltd.(a)                                  30,190
   423,300   Durban Roodepoort Deep Ltd. (ADR)(a)                           499,494
    10,540   European Goldfields Ltd.(a)                                     21,461
    20,800   Francisco Gold Corp.(a)                                         89,334
   105,400   Gabriel Resources Ltd.(a)(c)                                   191,133
    60,976   Gold Fields Ltd. (ADR)                                         280,490
   104,600   Goldcorp, Inc.                                               1,183,026
    57,100   Golden Star Resources Ltd.(a)                                   36,544
    75,800   Harmony Gold Mining Co., Ltd.                                  431,367
    34,000   Harmony Gold Mining Co., Ltd. (ADR)                            187,340
   200,200   IAMGOLD Corp.(a)                                               456,034
   440,100   Kinross Gold Corp.(a)                                          302,430
    95,400   Meridian Gold, Inc.(a)                                         954,225
    18,711   Newmont Mining Corp.                                           368,045
   108,000   Randgold & Exploration Co., Ltd.(a)                             84,050
    20,040   TVX Gold, Inc.(a)                                                8,033
    52,500   Western Areas Ltd.(a)                                          120,018
                                                                     --------------
                                                                          7,029,954
-------------------------------------------------------------------------------------
Metals-Non Ferrous  5.3%
    40,300   Cameco Corp.                                                   928,247
   114,400   Freeport-McMoRan Copper & Gold, Inc.(a)                      1,487,200
    38,000   Korea Zinc Co., Ltd.                                           516,456
    89,200   USEC, Inc.                                                     698,436
                                                                     --------------
                                                                          3,630,339
-------------------------------------------------------------------------------------
Oil & Gas Equipment & Services  20.8%
   124,600   BJ Services Co.(a)                                           3,471,356
    20,600   Cooper Cameron Corp.(a)                                        754,784
    44,200   FMC Technologies, Inc.(a)                                      557,362
    49,400   Grant Prideco, Inc.(a)                                         437,190
    23,800   Hydril Co.(a)                                                  461,006

    10                                     See Notes to Financial Statements

    Prudential Natural Resources Fund, Inc.
          Portfolio of Investments as of November 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    50,000   Lone Star Technologies, Inc.(a)                         $      755,500
   102,400   Maverick Tube Corp.(a)                                       1,074,176
    14,600   NATCO Group, Inc.(a)                                            94,316
    25,900   National-Oilwell, Inc.(a)                                      433,566
    94,600   Oil States International, Inc.(a)                              874,104
    58,000   Smith International, Inc.(a)                                 2,625,080
    62,000   Stolt Offshore SA (ADR)(a)                                     381,300
    12,900   Torch Offshore, Inc.(a)                                         58,050
    43,900   W-H Energy Services, Inc.(a)                                   676,938
    49,400   Weatherford International, Inc.(a)                           1,653,418
                                                                     --------------
                                                                         14,308,146
-------------------------------------------------------------------------------------
Oil & Gas Exploration & Production  22.2%
    13,300   Apache Corp.                                                   611,667
    19,200   Brigham Exploration Co.(a)                                      47,040
    20,450   Burlington Resources, Inc.                                     718,613
    48,634   Canadian Natural Resources Ltd.                              1,216,756
    23,500   Devon Energy Corp.                                             808,165
    61,700   Encore Aquisition Co.(a)                                       831,716
    34,500   ENSCO International, Inc.                                      694,140
    20,200   FX Energy, Inc.(a)                                              45,854
   190,600   Genoil, Inc.(a)                                                 27,893
    76,400   Grey Wolf, Inc.(a)                                             210,100
       688   KCS Energy, Inc.(a)                                              1,995
    29,700   McMoRan Exploration Co.(a)                                     201,960
    27,400   Miller Exploration Co.(a)                                       24,934
    47,100   Nabors Industries, Inc.(a)                                   1,483,650
    73,200   Newfield Exploration Co.(a)                                  2,261,880
    25,400   Noble Affiliates, Inc.                                         830,580
    69,886   Pioneer Natural Resources Co.(a)                             1,170,591
    29,300   Pride International, Inc.(a)                                   375,040
    56,800   Suncor Energy, Inc.                                          1,704,402
    19,140   Talisman Energy, Inc.                                          676,790
    10,620   Talisman Energy, Inc.(a)                                       375,031
    56,812   XTO Energy, Inc.                                               923,195
                                                                     --------------
                                                                         15,241,992
-------------------------------------------------------------------------------------
Oil Refinery Services  1.9%
    36,500   Valero Energy Corp.                                          1,277,500

    See Notes to Financial Statements                                     11

    Prudential Natural Resources Fund, Inc.
          Portfolio of Investments as of November 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Platinum & Palladium  17.7%
   120,400   Anglo American Platinum Corp. Ltd.                      $    4,221,173
   122,400   Impala Platinum Holdings, Ltd.                               5,120,022
   176,800   Stillwater Mining Co.(a)                                     2,784,600
    19,480   Zimbabwe Platinum Mines Ltd.(a)                                  9,625
                                                                     --------------
                                                                         12,135,420
-------------------------------------------------------------------------------------
Precious Stones  0.8%
    43,900   Aber Diamond Corp.(a)                                          523,740
-------------------------------------------------------------------------------------
Silver  2.5%
   186,200   Apex Silver Mines Ltd.(a)                                    1,713,040
                                                                     --------------
             Total common stocks (cost $63,001,444)                      66,818,733
                                                                     --------------
PREFERRED STOCK  0.3%
-------------------------------------------------------------------------------------
Oil & Gas Exploration & Production
       182   KCS Energy, Inc.(a)
              (cost $182,000)                                               175,934
STAPLE UNIT  1.0%
-------------------------------------------------------------------------------------
Forest Products
    83,100   TimberWest Forest Corp.(b)
              (cost $625,209)                                               676,801
WARRANTS(a)
-------------------------------------------------------------------------------------
Gold
    19,342   Durban Roodepoort Deep Ltd. Expiring 6/30/02 @ ZAR
              $6,000                                                            339
-------------------------------------------------------------------------------------
Silver
    75,000   Apex Silver Mines Ltd. Expiring 11/4/02 @ US $18                20,250
                                                                     --------------
             Total warrants (cost $0)                                        20,589
                                                                     --------------
             Total long-term investments (cost $63,808,653)              67,692,057
                                                                     --------------

    12                                     See Notes to Financial Statements

    Prudential Natural Resources Fund, Inc.
          Portfolio of Investments as of November 30, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  0.8%
-------------------------------------------------------------------------------------
Repurchase Agreements  0.8%
$       561   Joint Repurchase Agreement Account,
               2.117%, 12/03/01
               (cost $561,000; Note 5)                             $        561,000
                                                                   ----------------
              Total Investments  99.4%
               (cost $64,369,653; Note 4)                                68,253,057
              Other assets in excess of liabilities  0.6%                   407,465
                                                                   ----------------
              Net Assets  100%                                     $     68,660,522
                                                                   ----------------
                                                                   ----------------

------------------------------
(a) Non-income producing security.
(b) A Stapled Unit consists of 1 common share, 100 preferred shares, and 1 subordinate note receipt.
(c) Represents a security that is partially restricted; the cost is $157,756. The value $181,341 is approximately 0.3% of net assets.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
SA--Societe Anonyme (French Corporation).

The classification of portfolio holdings by country and other assets in excess of liabilities shown as a percentage of net assets as of November 30, 2001 was as follows:
United States..........................................................   64.7%
South Africa...........................................................   15.6
Canada.................................................................   13.5
Japan..................................................................    3.1
France.................................................................    1.0
South Korea............................................................    0.8
Australia..............................................................    0.6
New Zealand............................................................    0.1
                                                                         -----
                                                                          99.4
Other assets in excess of liabilities..................................    0.6
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                     13

       Prudential Natural Resources Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                November 30, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $64,369,653)                           $68,253,057
Foreign currency, at value (cost $486,653)                             429,151
Cash                                                                     1,269
Receivable for Fund shares sold                                        167,548
Dividends and interest receivable                                       19,350
Deferred expenses and other assets                                       5,177
                                                                -----------------
      Total assets                                                  68,875,552
                                                                -----------------
LIABILITIES
Payable for Fund shares reacquired                                      82,901
Accrued expenses and other liabilities                                  57,136
Management fee payable                                                  42,488
Distribution fee payable                                                32,505
                                                                -----------------
      Total liabilities                                                215,030
                                                                -----------------
NET ASSETS                                                         $68,660,522
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Common stock, at par                                            $    50,349
   Paid-in capital in excess of par                                 65,578,323
                                                                -----------------
                                                                    65,628,672
   Undistributed net investment income                                 127,275
   Accumulated net realized loss on investments                       (921,473)
   Net unrealized appreciation on investments and foreign
      currencies                                                     3,826,048
                                                                -----------------
Net assets, November 30, 2001                                      $68,660,522
                                                                -----------------
                                                                -----------------

    14                                     See Notes to Financial Statements

       Prudential Natural Resources Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                November 30, 2001
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($32,069,756 / 2,247,383 shares of common stock
      issued and outstanding)                                           $14.27
   Maximum sales charge (5% of offering price)                             .75
   Maximum offering price to public                                     $15.02
Class B:
   Net asset value, offering price and redemption price per
      share ($28,276,824 / 2,187,396 shares of common stock
      issued and outstanding)                                           $12.93
Class C:
   Net asset value and redemption price per share
      ($3,154,996 / 244,056 shares of common stock issued
      and outstanding)                                                  $12.93
   Sales charge (1% of offering price)                                     .13
   Offering price to public                                             $13.06
Class Z:
   Net asset value, offering price and redemption price per
      share ($5,158,946 / 356,025 shares of common stock
      issued and outstanding)                                           $14.49

    See Notes to Financial Statements                                     15

       Prudential Natural Resources Fund, Inc.
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                November 30, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $9,215)         $     722,200
   Interest                                                              29,685
                                                                -----------------
      Total income                                                      751,885
                                                                -----------------
Expenses
   Management fee                                                       285,865
   Distribution fee--Class A                                             43,778
   Distribution fee--Class B                                            158,312
   Distribution fee--Class C                                             17,935
   Custodian's fees and expenses                                         91,000
   Transfer agent's fees and expenses                                    66,000
   Registration fees                                                     35,000
   Reports to shareholders                                               24,000
   Audit fee                                                             16,000
   Legal fees and expenses                                               15,000
   Directors' fees and expenses                                           4,900
   Miscellaneous                                                          1,330
                                                                -----------------
      Total expenses                                                    759,120
                                                                -----------------
Net investment loss                                                      (7,235)
                                                                -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
   Investment transactions                                              680,005
   Foreign currency transactions                                         26,090
                                                                -----------------
                                                                        706,095
                                                                -----------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                      (24,935,266)
   Foreign currencies                                                   (57,529)
                                                                -----------------
                                                                    (24,992,795)
                                                                -----------------
Net loss on investments and foreign currencies                      (24,286,700)
                                                                -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (24,293,935)
                                                                -----------------
                                                                -----------------

    16                                     See Notes to Financial Statements

       Prudential Natural Resources Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months            Year
                                                       Ended             Ended
                                                 November 30, 2001    May 31, 2001
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income (loss)                    $      (7,235)     $    261,447
   Net realized gain on investment and foreign
      currency transactions                              706,095         7,767,086
   Net change in unrealized
      appreciation/depreciation on investments
      and foreign currencies                         (24,992,795)        8,833,062
                                                 -----------------    ------------
   Net increase (decrease) in net assets
      resulting from operations                      (24,293,935)       16,861,595
                                                 -----------------    ------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold                       8,045,475        26,198,059
   Cost of shares reacquired                         (11,909,399)      (26,987,212)
                                                 -----------------    ------------
   Net decrease in net assets from Fund share
      transactions                                    (3,863,924)         (789,153)
                                                 -----------------    ------------
Total increase (decrease)                            (28,157,859)       16,072,442
NET ASSETS
Beginning of period                                   96,818,381        80,745,939
                                                 -----------------    ------------
End of period(a)                                   $  68,660,522      $ 96,818,381
                                                 -----------------    ------------
                                                 -----------------    ------------
------------------------------
(a) Includes undistributed net investment
    income of                                      $     127,275      $    134,510
                                                 -----------------    ------------

    See Notes to Financial Statements                                     17

       Prudential Natural Resources Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Natural Resources Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital which it seeks to achieve by investing primarily in equity securities of foreign and domestic companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources and in asset-based securities the terms of which are related to the market value of an underlying asset such as a natural resource.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange or
NASDAQ (other than options on securities and indices) are valued at the last sale price on such exchange or system on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager') formally known as Prudential Investment Fund Managment, in consultation with Jennison Associates LLC ('Jennison' or 'Subadviser') to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent which is, in the opinion of such pricing agent, representative of the market value of such securities as of the time of determination of net asset value or, using a methodology developed by an independent pricing agent, which is, in the judgment of the Manager and Subadviser, able to produce prices which are representative of market value.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      All securities are valued as of 4:15 p.m., New York time.

       Prudential Natural Resources Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among
                                                                          19

       Prudential Natural Resources Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss), (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    Distributions from net investment income
and net capital gains, if any, are made annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to meet the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison, Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is computed daily and payable monthly, at an annual rate of .75 of 1% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of

       Prudential Natural Resources Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and Class C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2001.

      PIMS has advised the Fund that it received approximately $13,000 and $3,600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended November 30, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended November 30, 2001, it received approximately $32,100 and $1,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIM, PIMS and Jennison are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $930 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 4, 2002. Prior to March 9, 2001, the maximum commitment was $1 billion and the commitment fee was .080 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under SCA was increased from $500 million to $930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. All other terms and conditions are unchanged. The purpose of the SCA is to serve as an alternate source of funding for capital share redemptions. The Fund did not borrow any amount pursuant to the SCA during the six months ended November 30, 2001.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended November 30, 2001, the Fund incurred fees of approximately
                                                                          21

       Prudential Natural Resources Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

$57,900 for the services of PMFS. As of November 30, 2001, approximately $8,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended November 30, 2001 were $8,623,931 and $11,696,949, respectively.

      The cost basis of investments for federal income tax purposes as of November 30, 2001 was $64,916,547 and accordingly, net unrealized appreciation of investments for federal income tax purposes was $3,336,510 (gross unrealized appreciation--$18,345,761 gross unrealized depreciation--$15,009,251).

      For federal income tax purposes, the Fund had a capital loss carryforward as of May 31, 2001 of approximately $965,300 which expires in 2008. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts. In addition, the fund has elected to treat net currency losses of approximately $65,500 incurred in the seven month period ended May 31, 2001 as having occurred in the current fiscal year.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. At November 30, 2001, the Fund had a .08% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $561,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:

      Credit Suisse First Boston Corp., 2.12%, in the principal amount of $95,500,000, repurchase price $95,516,872, due 12/3/01. The value of the collateral including accrued interest was $97,413,779.

      Credit Suisse First Boston Corp., 2.13%, in the principal amount of $114,000,000, repurchase price $114,020,235, due 12/3/01. The value of the collateral including accrued interest was $116,282,800.

      Greenwich Capital Markets, 2.12%, in the principal amount of $209,500,000, repurchase price $209,537,012, due 12/3/01. The value of the collateral including accrued interest was $213,694,091.

       Prudential Natural Resources Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      State Street Bank & Trust, 2.05%, in the principal amount of $36,440,000, repurchase price $36,446,225, due 12/3/01. The value of the collateral including accrued interest was $37,171,527.

      UBS Warburg, 2.12%, in the principal amount of $209,500,000, repurchase price $209,537,012, due 12/3/01. The value of the collateral including accrued interest was $213,690,510.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 500 million shares of $.01 par value common stock authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 125 million authorized shares.
                                                                          23

       Prudential Natural Resources Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended November 30, 2001:
Shares sold                                                     142,913    $  2,269,772
Shares reacquired                                              (297,020)     (4,510,435)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (154,107)     (2,240,663)
Shares issued upon conversion from Class B                      200,620       3,251,813
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                    46,513    $  1,011,150
                                                             ----------    ------------
                                                             ----------    ------------
Year ended May 31, 2001:
Shares sold                                                     429,419    $  7,060,012
Shares reacquired                                              (629,224)    (10,224,707)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (199,805)     (3,164,695)
Shares issued upon conversion from Class B                      537,111       8,822,315
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   337,306    $  5,657,620
                                                             ----------    ------------
                                                             ----------    ------------
Class B
----------------------------------------------------------
Six months ended November 30, 2001:
Shares sold                                                     232,584    $  3,184,080
Shares reacquired                                              (265,104)     (3,644,563)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (32,520)       (460,483)
Shares reacquired upon conversion into Class A                 (220,825)     (3,251,813)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (253,345)   $ (3,712,296)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended May 31, 2001:
Shares sold                                                     541,141    $  8,312,308
Shares reacquired                                              (757,977)    (11,115,347)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (216,836)     (2,803,039)
Shares reacquired upon conversion into Class A                 (587,988)     (8,822,315)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (804,824)   $(11,625,354)
                                                             ----------    ------------
                                                             ----------    ------------
Class C
----------------------------------------------------------
Six months ended November 30, 2001:
Shares sold                                                      59,685    $    850,952
Shares reacquired                                               (62,509)       (831,058)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                    (2,824)   $     19,894
                                                             ----------    ------------
                                                             ----------    ------------
Year ended May 31, 2001:
Shares sold                                                     152,798    $  2,345,106
Shares reacquired                                               (51,821)       (776,393)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   100,977    $  1,568,713
                                                             ----------    ------------
                                                             ----------    ------------

       Prudential Natural Resources Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended November 30, 2001:
Shares sold                                                     110,428    $  1,740,671
Shares reacquired                                              (184,915)     (2,923,343)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   (74,487)   $ (1,182,672)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended May 31, 2001:
Shares sold                                                     500,120    $  8,480,633
Shares reacquired                                              (290,256)     (4,870,765)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   209,864    $  3,609,868
                                                             ----------    ------------
                                                             ----------    ------------

       Prudential Natural Resources Fund, Inc.
             Financial Highlights (Unaudited)

                                                                    Class A
                                                              --------------------
                                                                Six Months Ended
                                                               November 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                $  19.05
                                                                    --------
Income from investment operations
Net investment income (loss)                                            0.02
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                       (4.80)
                                                                    --------
      Total from investment operations                                 (4.78)
                                                                    --------
Less distributions
Distributions from net realized gains on investments                      --
Distributions in excess of net realized gains on
   investments                                                            --
                                                                    --------
      Total distributions                                                 --
                                                                    --------
Net asset value, end of period                                      $  14.27
                                                                    --------
                                                                    --------
TOTAL RETURN(b):                                                      (25.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 32,070
Average net assets (000)                                            $ 34,927
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.66%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.41%(c)
Net investment income (loss)                                            0.30%(c)
For Class A, B, C and Z shares:
Portfolio turnover                                                        11%

------------------------------
(a) Based on average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.

    26                                     See Notes to Financial Statements

       Prudential Natural Resources Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                            Year Ended May 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  15.55             $  11.33             $  11.69             $  16.27             $  17.34
    --------             --------             --------             --------             --------
         .13                 (.04)                (.05)                (.08)                (.07)
        3.37                 4.26                  .20                (2.33)                 .94
    --------             --------             --------             --------             --------
        3.50                 4.22                  .15                (2.41)                 .87
    --------             --------             --------             --------             --------
          --                   --                   --                (2.17)               (1.94)
          --                   --                 (.51)                  --                   --
    --------             --------             --------             --------             --------
          --                   --                 (.51)               (2.17)               (1.94)
    --------             --------             --------             --------             --------
    $  19.05             $  15.55             $  11.33             $  11.69             $  16.27
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
       22.51%               37.25%                2.41%              (14.41)%               5.37%
    $ 41,934             $ 28,971             $ 23,930             $ 28,491             $ 47,054
    $ 33,769             $ 26,574             $ 22,683             $ 37,933             $ 40,393
        1.57%                1.53%                1.79%                1.55%                1.48%
        1.32%                1.28%                1.54%                1.30%                1.23%
         .78%                (.27)%               (.53)%               (.54)%               (.43)%
          26%                  22%                  16%                  25%                  53%

    See Notes to Financial Statements                                     27

       Prudential Natural Resources Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                    Class B
                                                              --------------------
                                                                Six Months Ended
                                                               November 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                $  17.33
                                                                    --------
Income from investment operations
Net investment loss                                                    (0.03)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                       (4.37)
                                                                    --------
   Total from investment operations                                    (4.40)
                                                                    --------
Less distributions
Distributions from net realized gains on investments                      --
Distributions in excess of net realized gains on
   investments                                                            --
                                                                    --------
Total distributions                                                       --
                                                                    --------
Net asset value, end of period                                      $  12.93
                                                                    --------
                                                                    --------
TOTAL RETURN(b):                                                      (25.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 28,277
Average net assets (000)                                            $ 31,576
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              2.41%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.41%(c)
Net investment loss                                                    (0.44)%(c)

------------------------------
(a) Based on average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.

    28                                     See Notes to Financial Statements

       Prudential Natural Resources Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                            Year Ended May 31,
----------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  14.24             $  10.46             $  10.92             $  15.46             $  16.70
    --------             --------             --------             --------         ----------------
        (.02)                (.13)                (.12)                (.17)                (.19)
        3.11                 3.91                  .17                (2.20)                 .89
    --------             --------             --------             --------         ----------------
        3.09                 3.78                  .05                (2.37)                 .70
    --------             --------             --------             --------         ----------------
          --                   --                   --                (2.17)               (1.94)
          --                   --                 (.51)                  --                   --
    --------             --------             --------             --------         ----------------
          --                   --                 (.51)               (2.17)               (1.94)
    --------             --------             --------             --------         ----------------
    $  17.33             $  14.24             $  10.46             $  10.92             $  15.46
    --------             --------             --------             --------         ----------------
    --------             --------             --------             --------         ----------------
       21.70%               36.14%                1.64%              (14.96)%               4.51%
    $ 42,288             $ 46,230             $ 44,533             $ 67,029             $111,464
    $ 39,793             $ 45,728             $ 48,644             $ 86,864             $107,361
        2.32%                2.28%                2.54%                2.30%                2.23%
        1.32%                1.28%                1.54%                1.30%                1.23%
       (0.16)%              (1.04)%              (1.28)%              (1.28)%              (1.18)%

    See Notes to Financial Statements                                     29

       Prudential Natural Resources Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                    Class C
                                                              --------------------
                                                                Six Months Ended
                                                               November 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                 $17.33
                                                                    -------
Income from investment operations
Net investment income (loss)                                          (0.02)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                      (4.38)
                                                                    -------
   Total from investment operations                                   (4.40)
                                                                    -------
Less distributions
Distributions from net realized gains on investments                     --
Distributions in excess of net realized gains on
   investments                                                           --
                                                                    -------
Total distributions                                                      --
                                                                    -------
Net asset value, end of period                                       $12.93
                                                                    -------
                                                                    -------
TOTAL RETURN(b):                                                     (25.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $3,155
Average net assets (000)                                             $3,577
Ratios to average net assets:
   Expenses, including distribution fees and service
      (12b-1) fees                                                     2.41%(c)
   Expenses, excluding distribution fees and service
      (12b-1) fees                                                     1.41%(c)
Net investment income (loss)                                          (0.35)%(c)

------------------------------
(a) Based on average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.

    30                                     See Notes to Financial Statements

       Prudential Natural Resources Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                            Year Ended May 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
     $14.24               $10.46               $10.92               $15.46               $16.70
    -------              -------              -------              -------              -------
        .01                 (.13)                (.12)                (.18)                (.19)
       3.08                 3.91                  .17                (2.19)                 .89
    -------              -------              -------              -------              -------
       3.09                 3.78                  .05                (2.37)                 .70
    -------              -------              -------              -------              -------
         --                   --                   --                (2.17)               (1.94)
         --                   --                 (.51)                  --                   --
    -------              -------              -------              -------              -------
         --                   --                 (.51)               (2.17)               (1.94)
    -------              -------              -------              -------              -------
     $17.33               $14.24               $10.46               $10.92               $15.46
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
      21.70%               36.14%                1.64%              (14.96)%               4.51%
     $4,277               $2,078               $1,568               $1,844               $2,542
     $2,923               $1,851               $1,490               $2,060               $2,041
       2.32%                2.28%                2.54%                2.30%                2.23%
       1.32%                1.28%                1.54%                1.30%                1.23%
        .05%               (1.04)%              (1.28)%              (1.35)%              (1.18)%

    See Notes to Financial Statements                                     31

       Prudential Natural Resources Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                    Class Z
                                                              --------------------
                                                                Six Months Ended
                                                               November 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                 $19.32
                                                                    -------
Income from investment operations
Net investment income (loss)                                           0.04
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                      (4.87)
                                                                    -------
   Total from investment operations                                   (4.83)
                                                                    -------
Less distributions
Distributions from net realized gains on investments                     --
Distributions in excess of net realized gains on
   investments                                                           --
                                                                    -------
Total distributions                                                      --
                                                                    -------
Net asset value, end of period                                       $14.49
                                                                    -------
                                                                    -------
TOTAL RETURN(b):                                                     (25.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $5,159
Average net assets (000)                                             $5,943
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                             1.41%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                             1.41%(c)
Net investment income (loss)                                           0.52%(c)

------------------------------
(a) Based upon average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Commencement of investment operations.
(e) Less than $.005 per share.

    32                                     See Notes to Financial Statements

       Prudential Natural Resources Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                    Class Z
---------------------------------------------------------------------------------------------------------------
                              Year Ended May 31,                                    September 16, 1996(d)
-------------------------------------------------------------------------------            Through
      2001                 2000                 1999                 1998               May 31, 1997
---------------------------------------------------------------------------------------------------------------
     $15.71               $11.42               $11.76               $16.30                 $ 17.08
    -------              -------              -------              -------                 -------
        .20                   --(e)              (.03)                (.05)                   (.03)
       3.41                 4.29                  .20                (2.32)                   1.19
    -------              -------              -------              -------                 -------
       3.61                 4.29                  .17                (2.37)                   1.16
    -------              -------              -------              -------                 -------
         --                   --                   --                (2.17)                  (1.94)
         --                   --                 (.51)                  --                      --
    -------              -------              -------              -------                 -------
         --                   --                 (.51)               (2.17)                  (1.94)
    -------              -------              -------              -------                 -------
     $19.32               $15.71               $11.42               $11.76                 $ 16.30
    -------              -------              -------              -------                 -------
    -------              -------              -------              -------                 -------
      22.98%               37.57%                2.56%              (14.12)%                  7.17%
     $8,319               $3,467               $1,630               $1,761                 $ 3,140
     $5,053               $2,552               $1,381               $2,581                 $   994
       1.32%                1.28%                1.54%                1.30%                   1.23%(c)
       1.32%                1.28%                1.54%                1.30%                   1.23%(c)
       1.22%                   0%                (.30)%               (.33)%                  (.18)%(c)

    See Notes to Financial Statements                                     33

Prudential Natural Resources Fund, Inc.

Prudential Mutual Funds

Prudential offers a broad range of
mutual funds designed to meet your
individual needs. For information about
these funds, contact your financial
professional or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                              www.PruFN.com    (800) 225-1852


Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
    Money Market Series


 * This Fund is not a direct purchase money fund and is only an exchangeable money fund.
** Not exchangeable with the Prudential
   mutual funds.

Prudential Natural Resources Fund, Inc.

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS
RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                                  www.PruFN.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
Maria G. Master, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols    Nasdaq       CUSIP
Class A         PGNAX      743970105
Class B         PRGNX      743970204
Class C         PNRCX      743970303
Class Z         PNRZX      743970402

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of November 30, 2001, were not audited and, accordingly, no opinion is expressed on them.

PRUDENTIAL (LOGO)



Cusip Numbers     743970105    743970204    743970303    743970402

MF135E2    IFS-A068017